Above market acquired charters (Tables)	12 Months Ended
Dec. 31, 2018
Above market acquired charters [Abstract]
Above market acquired charters
Above market acquired charters	Book Value
Carrying amount as at January 1, 2017	$89,415

Amortization	$(14,380)

Carrying amount as at December 31, 2017	$75,035

Amortization	$(14,380)

Carrying amount as at December 31, 2018	$60,655

Above market acquired charter future amortization expense
For the year ending December 31,	Amount
2019	$14,380
2020	$11,696
2021	$8,416
2022	$8,371
2023	$8,371
Thereafter	$9,421

Total	$60,655